PENSIONS PLANS AND OTHER POST-EMPLOYMENT BENEFITS (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Actuarial losses (gains)	R$ 357,002	R$ (498,794)	R$ 704,985
Asset limitation effect	(373,341)	(56,647)	(557,103)
Post-employment benefits recognized in other comprehensive income (loss)	(16,339)	(555,441)	147,882
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Actuarial losses (gains)	279,120	(73,304)	352,011
Asset limitation effect	(373,341)	(56,647)	(431,071)
Post-employment benefits recognized in other comprehensive income (loss)	(94,221)	(129,951)	(79,060)
Income tax and social contribution levied on all amounts recognized in other comprehensive income	6,277	188,153	48,925
Others Deferred Income Tax And Social Contribution Tax Expense Income	30,129	149,103	79,229
Current income tax and social contribution	36,406	39,050	30,304
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Actuarial losses (gains)	77,882	(425,490)	352,974
Asset limitation effect	0	0	(126,032)
Post-employment benefits recognized in other comprehensive income (loss)	R$ 77,882	R$ (425,490)	R$ 226,942